Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Revenues from External Customers
Total revenues	¥ 1,243,255	$ 196,119	¥ 1,159,639	¥ 1,221,460
Processing fees
Revenues from External Customers
Total revenues	693,001	109,319	653,756	759,493
Storage fees
Revenues from External Customers
Total revenues	537,853	84,844	492,884	451,670
Fees derived from the provision of donated cord blood for transplantation and research and others
Revenues from External Customers
Total revenues	¥ 12,401	$ 1,956	¥ 12,999	¥ 10,297